United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Quarter ended 1/31/08

Item 1.                      Schedule of Investments
Federated Muni And Stock Advantage Fund

Portfolio of Investments

January 31, 2008 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS--31.1%
		Consumer Discretionary--2.4%
61,500		American Eagle Outfitters, Inc.	$1,416,345
39,400		American Greetings Corp., Class A	808,488
29,300		Autoliv, Inc.	1,463,535
28,500		Darden Restaurants, Inc.	807,120
66,700		Family Dollar Stores, Inc.	1,402,701
45,200		Gannett Co., Inc.	1,672,400
47,690		Home Depot, Inc.	1,462,652
227,600		Leggett and Platt, Inc.	4,328,952
30,900		Macy's, Inc.	854,076
36,690		Mattel, Inc.	770,857
175,200		Regal Entertainment Group	3,248,208
93,010		Time Warner, Inc.	1,463,977
		TOTAL	19,699,311
		Consumer Staples--4.8%
33,330		Anheuser-Busch Cos., Inc.	1,550,511
90,930		Coca-Cola Co.	5,380,328
77,530		Colgate-Palmolive Co.	5,969,810
60,630		Kimberly-Clark Corp.	3,980,359
102,066		Kraft Foods, Inc., Class A	2,986,456
43,770		PepsiCo, Inc.	2,984,676
119,940		Procter & Gamble Co.	7,910,043
41,800		SUPERVALU, Inc.	1,256,508
32,100		Sysco Corp.	932,505
109,620		Wal-Mart Stores, Inc.	5,577,465
		TOTAL	38,528,661
		Energy – 3.9%
61,600		BP PLC, ADR	3,927,000
64,270		Chevron Corp.	5,430,815
49,810		ENI SpA, ADR	3,214,239
99,310		Exxon Mobil Corp.	8,580,384
15,080		Marathon Oil Corp.	706,498
125,310		Patterson-UTI Energy, Inc.	2,453,570
53,810		Royal Dutch Shell PLC	3,842,572
11,500		Sunoco, Inc.	715,300
37,590		Total SA, ADR, Class B	2,735,800
		TOTAL	31,606,178
		Financials--6.0%
70,460		Ace, Ltd.	4,110,636
85,830		Aegon N.V. NY Reg Shares	1,276,292
75,430		Aflac, Inc.	4,626,122
148,791		Bank of America Corp.	6,598,881
15,600		Bank of Hawaii Corp.	785,772
59,200		Colonial BancGroup, Inc.	929,440
18,400		Comerica, Inc.	802,608
23,670		Federal Home Loan Mortgage Corp.	719,331
47,540		Hartford Financial Services Group, Inc.	3,839,806
38,300		ING Groep, N.V., ADR	1,247,431
73,200		J.P. Morgan Chase & Co.	3,480,660
9,700		M & T Bank Corp.	890,169
31,800		Marshall & Ilsley Corp.	887,220
28,300		Merrill Lynch & Co., Inc.	1,596,120
14,000		Morgan Stanley	692,020
97,200		Nationwide Financial Services, Inc., Class A	4,293,324
139,340		New York Community Bancorp, Inc.	2,584,757
99,880		Protective Life Corp.	3,969,231
12,700		SunTrust Banks, Inc.	875,665
46,680		The Travelers Cos, Inc.	2,245,308
57,810		Wachovia Corp.	2,250,543
		TOTAL	48,701,336
		Health Care--3.2%
114,700		Biovail Corp.	1,571,390
62,100		Bristol-Myers Squibb Co.	1,440,099
79,920		Johnson & Johnson	5,055,739
56,430		Lilly (Eli) & Co.	2,907,273
460,950		Pfizer, Inc.	10,781,620
93,720		Wyeth	3,730,056
		TOTAL	25,486,177
		Industrials--3.7%
59,230		3M Co.	4,717,669
11,300		Caterpillar, Inc.	803,882
73,030		Dover Corp.	2,947,491
11,000		Eaton Corp.	910,360
28,300		Illinois Tool Works, Inc.	1,426,320
7,400		Lockheed Martin Corp.	798,608
117,290		Northrop Grumman Corp.	9,308,134
51,220		United Parcel Service, Inc.	3,747,255
55,180		United Technologies Corp.	4,050,764
47,300		Waste Management, Inc.	1,534,412
		TOTAL	30,244,895
		Information Technology--1.8%
24,200		Analog Devices, Inc.	686,312
46,500		Applied Materials, Inc.	833,280
71,660		Automatic Data Processing, Inc.	2,907,246
90,980		Intel Corp.	1,928,776
23,700		International Business Machines Corp.	2,543,958
49,520		Microchip Technology, Inc.	1,580,183
31,140		Seagate Technology Holdings	631,208
248,820		Taiwan Semiconductor Manufacturing Co., ADR	2,309,050
33,400		Telefonaktiebolaget LM Ericsson, ADR, Class B	758,848
35,400		Xilinx, Inc.	774,198
		TOTAL	14,953,059
		Materials--1.1%
23,000		Alcoa, Inc.	761,300
19,380		Dow Chemical Co.	749,231
14,400		Freeport-McMoRan Copper & Gold, Inc.	1,282,032
22,400		PPG Industries, Inc.	1,480,416
64,120		Packaging Corp. of America	1,554,269
58,770		Rohm & Haas Co.	3,135,379
		TOTAL	8,962,627
		Telecommunication Services--2.3%
196,990		AT&T, Inc.	7,582,145
136,300		Citizens Communications Co.	1,563,361
108,150		NTT Docomo, Inc. - Spon. ADR	1,713,096
110,790		Verizon Communications	4,303,084
306,298		Windstream Corp.	3,556,120
		TOTAL	18,717,806
		Utilities--1.9%
44,040		AGL Resources, Inc.	1,666,914
36,660		Aqua America, Inc.	730,634
81,030		Integrys Energy Group, Inc.	3,939,679
282,570		NiSource, Inc.	5,366,004
33,830		Piedmont Natural Gas, Inc.	848,118
33,070		Progress Energy, Inc.	1,493,772
37,990		SCANA Corp.	1,416,647
		TOTAL	15,461,768
		TOTAL COMMON STOCKS (IDENTIFIED COST $245,433,202)	252,361,818
		MUNICIPAL BONDS – 61.8%
		Alabama--0.8%
$2,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, (Baptist Health System of Birmingham), Revenue Bonds (Series 2005A), 5.000%, 11/15/2030	1,817,720
1,650,000		Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%, 06/01/2025	1,583,357
1,185,000	[1]	Huntsville, AL Health Care Authority, (Huntsville Hospital), RITES (PA-1466), 4.070%, 03/01/2015	353,888
1,000,000		Mobile, AL Water & Sewer Commissioners Board, Water & Sewer Revenue Bonds (Series 2002), 5.250%, (FGIC INS), 01/01/2020	1,065,390
1,370,000		Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,386,728
		TOTAL	6,207,083
		Alaska--0.1%
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds, 5.250%, (MBIA Insurance Corp. INS), 12/01/2022	1,066,550
		Arizona--3.5%
4,145,000		Arizona State University, COPs (Series 2005A), 5.000%, (AMBAC INS), 09/01/2027	4,251,651
8,850,000		Chandler, AZ, UT GO Bonds, 5.000%, 07/01/2023	9,610,835
5,525,000		Phoenix, AZ Civic Improvement Corp., Excise Tax Revenue Bonds, 5.000%, (FGIC INS), 07/01/2030	5,617,157
3,690,000		Phoenix, AZ Civic Improvement Corp., Excise Tax Revenue Bonds, 5.000%, (FGIC INS), 07/01/2035	3,735,461
4,000,000		Show Low, AZ IDA, (Navapache Regional Medical Center), Hospital Revenue Bonds, 5.000%, (Radian Asset Assurance INS), 12/01/2035	3,917,320
850,000		Tempe, AZ IDA, (Friendship Village of Tempe), Senior Living Refunding Revenue Bonds (Series 2004A), 5.375%, 12/01/2013	844,356
		TOTAL	27,976,780
		Arkansas--0.2%
1,000,000		Independence County, AR, (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2005), 5.000%, 01/01/2021	948,830
1,000,000		University of Arkansas, Revenue Bonds (Series 2004B), 5.000%, (MBIA Insurance Corp. INS), 11/01/2026	1,040,570
		TOTAL	1,989,400
		California--4.4%
2,000,000		California Educational Facilities Authority, (California College of the Arts), Revenue Bonds (Series 2005), 5.000%, 06/01/2035	1,799,440
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	607,329
3,000,000		California State Public Works Board, (California State), Lease Revenue Refunding Bonds (Series 2005J: Corcoran Facility), 5.000%, 01/01/2021	3,092,820
315,000		California State, UT GO Bonds, 5.250%, 02/01/2019	335,444
1,265,000		California State, UT GO Bonds, 5.500%, (United States Treasury PRF 4/1/2014@100), 04/01/2030	1,456,774
70,000		California State, UT GO Bonds, 5.500%, (United States Treasury PRF 4/1/2014@100), 04/01/2030	80,612
1,500,000		California State, Various Purpose UT GO Bonds, 5.125%, 11/01/2024	1,559,250
250,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2018	269,313
800,000		California State, Various Purpose UT GO Bonds, 5.500%, 11/01/2033	844,336
1,500,000		California State, Various Purpose UT GO Bonds, 5.000%, 06/01/2032	1,507,350
900,000		California State, Various Purpose UT GO Bonds, 5.000%, 11/01/2021	941,625
300,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2019	321,828
165,000		California State, Various Purpose UT GO Bonds, 5.500%, (United States Treasury PRF 4/1/2014@100), 04/01/2030	190,014
1,220,000	[1]	California Statewide Communities Development Authority, (Thomas Jefferson School of Law), Refunding Revenue Bonds (Series 2005B), 4.875%, (United States Treasury PRF 10/1/2015@100), 10/01/2031	1,311,122
695,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.500%, (United States Treasury PRF 7/1/2014@100), 07/01/2023	784,036
860,000		Glendale, CA Unified School District, UT GO Bonds (Series 2003F), 5.000%, (MBIA Insurance Corp. INS), 09/01/2023	907,764
1,000,000		Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced Asset Backed Revenue Bonds (Series 2003B), 5.375%, (PRF 6/1/2010@100), 06/01/2028	1,063,330
5,450,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.750%, 06/01/2047	5,212,979
6,000,000		Hollister, CA Joint Powers Financing Authority Wastewater Revenue, Revenue Bonds, 5.000%, (FSA INS), 06/01/2032	6,234,540
1,000,000		Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS), 11/01/2026	1,041,070
4,000,000		University of California, LT Project Revenue Bonds (2005 Series B), 5.000%, (FSA INS), 05/15/2023	4,229,040
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue COPs (Series 2004A), 5.250%, (MBIA Insurance Corp. INS), 09/01/2023	1,625,603
		TOTAL	35,415,619
		Colorado--2.0%
1,250,000		Colorado Educational & Cultural Facilities Authority, (Colorado University Lab), Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 06/01/2024	1,283,062
1,500,000		Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project), Refunding Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 08/15/2019	1,575,045
1,000,000		Colorado Health Facilities Authority, (Christian Living Communities), Revenue Bonds (Series 2006A), 5.750%, 01/01/2037	932,170
4,250,000		Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Revenue Bonds (Series 2005), 5.000%, 12/01/2035	3,750,922
760,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2004A), 5.250%, 06/01/2034	752,453
495,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2005), 5.250%, 06/01/2023	511,493
1,250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, (United States Treasury PRF 12/1/2013@102), 12/01/2034	1,528,537
900,000		Denver, CO Convention Center Hotel Authority, Revenue Bonds (Series A), 5.000%, (United States Treasury PRF 12/1/2013@100), 12/01/2021	1,007,487
2,000,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.125%, (XL Capital Assurance Inc. INS), 12/01/2024	2,017,800
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,194,970
1,750,000		Eagle Bend, CO Metropolitan District No. 2, Refunding & Improvement LT GO Bonds, 5.250%, (Radian Asset Assurance INS), 12/01/2023	1,801,187
		TOTAL	16,355,126
		Connecticut--0.1%
600,000		Connecticut State HEFA, (Eastern Connecticut Health Network), Revenue Bonds (Series 2005C), 5.125%, (Radian Asset Assurance INS), 07/01/2030	604,206
		Delaware--0.0%
200,000		Delaware Health Facilities Authority, (Beebe Medical Center), Refunding Revenue Bonds (Series 2004A), 5.500%, 06/01/2024	202,220
		District of Columbia--1.1%
3,780,000		District of Columbia, Refunding UT GO Bonds (Series 2005B), 5.000%, (FSA INS), 06/01/2027	3,920,616
5,000,000		District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (FSA INS), 06/01/2025	5,227,450
		TOTAL	9,148,066
		Florida--2.0%
1,750,000	[1]	Alachua County, FL Health Facilities Authority, (Shands Teaching Hospital and Clinics, Inc.), RITES (PA-1472), 6.450%, 03/01/2015	892,990
900,000		Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Educational Facilities Revenue Bonds (Series 2004B), 5.600%, 04/01/2029	915,867
650,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	536,198
2,275,000		Florida State Department of Children & Families, (Florida State), (South Florida Evaluation Treatment Center) COPs, 5.000%, 10/01/2020	2,414,867
3,000,000		Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (MBIA Insurance Corp. INS), 05/01/2027	3,119,010
500,000		Highlands County, FL Health Facilities Authority, (Adventist Health (United States Treasury PRF 11/15/2012@100), System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2002B), 5.250%, 11/15/2023	554,355
750,000		Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Bonds (Series 2001A), 6.700%, 11/15/2019	777,157
500,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003B), 5.125%, 11/15/2024	511,135
600,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003C), 5.250%, 11/15/2033	605,010
440,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	422,277
1,130,000		St. Johns County, FL IDA, (Presbyterian Retirement Communities), First Mortgage Revenue Bonds (Series 2004A), 5.850%, 08/01/2024	1,190,907
1,760,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,454,446
665,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.250%, 05/01/2016	572,991
1,500,000		Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance INS), 10/15/2025	1,529,670
500,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	439,325
		TOTAL	15,936,205
		Georgia--0.2%
615,000		Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	586,052
750,000		Fulton County, GA Residential Care Facilties, (Canterbury Court), Revenue Bonds (Series 2004A), 6.125%, 02/15/2026	742,312
		TOTAL	1,328,364
		Illinois--5.7%
625,000		Bolingbrook, IL, (Forest City Project), Special Service Area No. 2005-1 Special Tax Bonds (Series 2005), 5.900%, 03/01/2027	637,831
2,615,000		Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (FSA INS), 07/01/2017	2,865,805
10,600,000		Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (FSA INS), 07/01/2026	10,975,028
5,000,000		Chicago, IL Metropolitan Water Reclamation District, Refunding UT GO Bonds, 5.000%, 12/01/2028	5,203,550
3,000,000		Chicago, IL O'Hare International Airport, 3rd Lien Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA Insurance Corp. INS), 01/01/2026	3,029,550
1,180,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (MBIA Insurance Corp. INS), 01/01/2026	1,212,238
1,500,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2025	1,560,840
1,000,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2026	1,036,580
415,000		DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	378,302
1,335,000		Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A), 5.625%, 12/01/2032	1,312,091
1,000,000		Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	895,900
3,250,000		Illinois Finance Authority, (Illinois Institute of Technology), Revenue Bonds (Series 2006A), 5.000%, 04/01/2031	3,108,040
2,890,000		Illinois Finance Authority, (Illinois Institute of Technology), Revenue Bonds (Series 2006A), 5.000%, 04/01/2036	2,723,449
875,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	861,962
625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	598,800
3,450,000		Illinois Finance Authority, (Northwestern University), Revenue Bonds, 5.000%, 12/01/2042	3,548,842
1,000,000		Illinois Health Facilities Authority, (Tabor Hills Supportive Living LLC), Revenue Bonds (Series 2006), 5.250%, 11/15/2036	909,110
4,885,000		Illinois State, UT GO Bonds (Series 2004A), 5.000%, 03/01/2034	5,021,389
		TOTAL	45,879,307
		Indiana--0.9%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,463,825
1,500,000		Indiana Health & Educational Facility Financing Authority, (Community Foundation of Northwest Indiana), Hospital Revenue Bonds (Series 2007), 5.500%, 03/01/2027	1,470,420
700,000		Indiana Health Facility Financing Authority, (Community Foundation of Northwest Indiana), Hospital Revenue Bonds (Series 2004A), 6.250%, 03/01/2025	739,998
2,500,000		St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	2,332,700
		TOTAL	7,006,943
		Iowa--0.3%
375,000		Bremer County, IA Retirement Facilities, (Bartels Lutheran Retirement Community), Retirement Facility Revenue Bonds (Series 2005A), 5.375%, 11/15/2027	337,875
2,035,000		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.500%, 11/15/2037	1,774,032
500,000		Scott County, IA, (Ridgecrest Village), Revenue Refunding Bonds (Series 2004), 5.625%, 11/15/2018	515,440
		TOTAL	2,627,347
		Kansas--0.2%
2,000,000		Lawrence, KS, (Lawrence Memorial Hospital), Hospital Revenue Bonds (Series 2006), 5.125%, 07/01/2036	1,980,700
		Kentucky--0.7%
390,000		Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, (United States Treasury PRF 10/1/2010@101), 10/01/2028	435,747
110,000		Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, 10/01/2028	116,895
5,000,000		Kentucky Municipal Power Agency, Power System Revenue Bonds (Series 2007A), 5.250%, (MBIA Insurance Corp. INS), 09/01/2042	5,078,800
		TOTAL	5,631,442
		Louisiana--0.6%
1,000,000		Opelousas, LA General Hospital Authority, (Opelousas General Health System), Revenue Bonds, 5.300%, 10/01/2018	1,043,230
1,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	1,005,640
3,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Revenue Bonds (Series 2007A), 5.125%, 06/01/2037	2,909,040
		TOTAL	4,957,910
		Maine--0.5%
3,645,000		Maine Health & Higher Educational Facilities Authority, (Central Maine Medical Center), Revenue Bonds (Series 2005B), 5.000%, (MBIA Insurance Corp. INS), 07/01/2030	3,662,788
		Maryland--0.7%
750,000		Maryland State Health & Higher Educational Facilities Authority, (King Farm Presbyterian Retirement Community), Revenue Bonds (Series 2007B), 5.000%, 01/01/2017	745,710
3,775,000		Maryland State Health & Higher Educational Facilities Authority, (Loyola College in Maryland, Inc.), Revenue Bonds (Series 2007A), 5.125%, 10/01/2045	3,814,071
355,000		Maryland State Health & Higher Educational Facilities Authority, (MedStar Health, Inc.), Refunding Revenue Bonds (Series 2004), 5.750%, 08/15/2016	382,388
500,000		Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	496,625
		TOTAL	5,438,794
		Massachusetts--1.5%
1,750,000		Massachusetts HEFA, (Berkshire Health System), Revenue Bonds (Series 2005F), 5.000%, (Assured Guaranty Corp. INS), 10/01/2019	1,877,015
235,000		Massachusetts HEFA, (Milford Regional Medical Center), Revenue Bonds (Series 1998C), 5.750%, 07/15/2013	241,143
2,000,000		Massachusetts HEFA, (Milford Regional Medical Center), Revenue Bonds (Series 2002D), 6.350%, (United States Treasury PRF 7/15/2012@101), 07/15/2032	2,313,020
1,000,000		Massachusetts HEFA, (Northern Berkshire Health System ), Revenue Bonds (Series 2004A), 6.375%, 07/01/2034	1,017,540
4,000,000		Massachusetts School Building Authority, Sales Tax Revenue Bonds (Series 2005A), 5.000%, (FSA INS), 08/15/2030	4,155,080
2,200,000		Massachusetts State Development Finance Agency, (Western New England College), Revenue Bonds (Series 2005A), 5.000%, (Assured Guaranty Corp. INS), 09/01/2033	2,237,400
		TOTAL	11,841,198
		Michigan--1.9%
1,100,000		Cornell Township MI, Economic Development Corp., (MeadWestvaco Corp.), Refunding Revenue Bonds, 5.875%, (United States Treasury PRF 5/1/2012@100), 05/01/2018	1,238,204
1,905,000		Delta County, MI Economic Development Corp., (MeadWestvaco Corp.), Environmental Improvement Revenue Refunding Bonds (Series A), 6.250%, (United States Treasury PRF 4/15/2012@100), 04/15/2027	2,170,271
3,120,000		Dickinson County, MI Economic Development Corp., (International Paper Co.), Refunding Environmental Improvement Revenue Bonds (Series 2002A), 5.750%, 06/01/2016	3,233,256
300,000		Gaylord, MI Hospital Finance Authority, (Otsego Memorial Hospital Obligated Group), Hospital Revenue Refunding Bonds (Series 2004), 6.500%, 01/01/2037	301,467
1,000,000		Kent Hospital Finance Authority, MI, (Metropolitan Hospital), Revenue Bonds (Series 2005A), 6.250%, 07/01/2040	1,045,740
500,000		Michigan State Hospital Finance Authority, (Chelsea Community Hospital), Hospital Revenue Bonds (Series 2005), 5.000%, 05/15/2037	454,345
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,093,490
5,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.000%, 06/01/2048	4,910,100
1,000,000		Riverview, MI Community School District, Refunding UT GO Bonds, 5.000%, (GTD by Q-SBLF), 05/01/2021	1,077,430
		TOTAL	15,524,303
		Minnesota--0.5%
550,000		Glencoe, MN Health Care Facilities, (Glencoe Regional Health Services), Revenue Bonds (Series 2005), 5.000%, 04/01/2031	506,753
500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (HealthPartners Obligated Group), Health Care Facility Revenue Bonds (Series 2003), 6.000%, 12/01/2019	533,840
2,000,000		St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2030	2,012,140
1,000,000		St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2035	1,003,590
		TOTAL	4,056,323
		Mississippi--0.5%
2,060,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.800%, 04/01/2022	2,292,924
750,000		Mississippi Business Finance Corp., (System Energy Resources, Inc.), PCRBs, 5.875%, 04/01/2022	753,750
900,000		Mississippi Hospital Equipment & Facilities Authority, (Southwest Mississippi Regional Medical Center), Refunding & Improvement Revenue Bonds, 5.750%, 04/01/2023	935,370
		TOTAL	3,982,044
		Missouri—1.0%
1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, 12/01/2019	1,533,915
2,165,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2005A), 5.000%, 06/01/2035	2,018,473
2,000,000		Missouri Development Finance Board, (Kauffman Center for the Performing Arts), Cultural Facilities Revenue Bonds (Series 2007B), 5.000%, 06/01/2037	2,076,960
2,000,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018	2,095,640
		TOTAL	7,724,988
		Nebraska--1.9%
5,000,000		Lincoln, NE Electric Systems, Revenue Bonds, 5.000%, 09/01/2029	5,175,150
10,000,000		Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds (Series 2003A), 5.000%, (FSA INS), 04/01/2028	10,427,500
		TOTAL	15,602,650
		Nevada--1.8%
2,450,000		Clark County, NV Bond Bank (Southern Nevada Water Authority), LT GO Bonds, 5.000%, (MBIA Insurance Corp. INS), 06/01/2032	2,494,002
8,585,000		Clark County, NV School District, LT GO School Bonds (2007C), 5.000%, 06/15/2025	9,106,453
245,000		Clark County, NV, (Mountains Edge SID No. 142), Limited Obligation Improvement Bonds (Series 2003), 5.800%, 08/01/2015	245,294
500,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	435,985
1,300,000	[1]	Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034	1,050,595
245,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.100%, 03/01/2022	210,688
580,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125%, 03/01/2025	482,427
655,000		Las Vegas Valley, NV Water District, Refunding LT GO Bonds (Series 2003B), 5.000%, (MBIA Insurance Corp. INS), 06/01/2027	670,759
		TOTAL	14,696,203
		New Hampshire--0.1%
690,000		New Hampshire HEFA, (Havenwood-Heritage Heights), Revenue Bonds (Series 2006A), 5.350%, 01/01/2026	625,036
		New Jersey--2.3%
1,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds, Series 2004, 5.750%, 06/15/2029	994,810
1,000,000		New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2004I), 5.250%, (United States Treasury PRF 9/1/2014@100), 09/01/2028	1,139,250
5,000,000		New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2005O), 5.125%, 03/01/2030	5,212,200
1,000,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/01/2013	1,033,400
300,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), Revenue Refunding Bonds (Series A), 5.750%, 11/01/2024	310,128
900,000		New Jersey Health Care Facilities Financing Authority, (Children's Specialized Hospital), Revenue Bonds, Series 2005A, 5.500%, 07/01/2030	891,945
575,000		New Jersey State Educational Facilities Authority, (Georgian Court University), Revenue Bonds (Series 2007), 5.250%, 07/01/2027	581,359
5,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2007A), 5.000%, (AMBAC INS), 12/15/2034	5,105,250
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF 6/1/2013@100), 06/01/2041	3,691,324
		TOTAL	18,959,666
		New Mexico--0.1%
500,000	[1,2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	531,635
		New York--5.2%
500,000		Dutchess County, NY IDA, (St. Francis Hospital and Health Centers), Civic Facility Revenue Bonds (Series 2004B), 7.500%, 03/01/2029	532,360
200,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 09/01/2022	209,098
4,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series 2006A), 5.000%, 11/15/2031	4,094,000
2,500,000	[1]	New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%, 03/01/2035	2,577,375
4,000,000		New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 5.126%, 03/01/2021	3,590,680
8,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2001 Series A), 5.000%, 06/15/2032	8,274,720
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.250%, (AMBAC INS), 08/01/2022	1,060,310
335,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, (United States Treasury PRF 6/1/2013@100), 06/01/2023	381,555
40,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, 06/01/2023	42,538
350,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series D), 5.250%, 10/15/2020	372,505
800,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.000%, 08/01/2019	850,000
1,500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.250%, 08/15/2024	1,581,330
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series D), 5.000%, 11/01/2025	1,033,460
2,215,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series E-1), 5.000%, 08/01/2023	2,316,403
1,410,000		New York State Dormitory Authority, (Health Quest Systems, Inc. Obligated Group), Revenue Bonds (Series 2007B), 5.250%, (Assured Guaranty Corp. INS), 07/01/2027	1,485,957
4,000,000	[1,2]	New York State Dormitory Authority, (New York Hospital Medical Center of Queens), Municipal Securities Trust Certificates (Series 7041), (FHA INS), 9.359%, 07/06/2023	4,122,920
4,870,000		New York State Environmental Facilities Corp., (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2007A), 5.000%, 12/15/2022	5,268,317
2,500,000		New York State Thruway Authority, (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2007A), 5.250%, 03/15/2026	2,720,350
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%, 06/01/2018	537,360
900,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2018	967,248
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2022	538,655
		TOTAL	42,557,141
		North Carolina--0.4%
1,000,000		North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	1,012,860
2,000,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	1,871,720
		TOTAL	2,884,580
		Ohio--2.8%
1,230,000		Akron, Bath & Copley, OH Joint Township, (Summa Health System), Hospital District Revenue Bonds (Series 2004A), 5.125%, (Radian Asset Assurance INS), 11/15/2024	1,261,439
8,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.500%, 06/01/2047	8,910,975
240,000		Cleveland-Cuyahoga County, OH Port Authority, (Port of Cleveland Bond Fund), Development Revenue Bonds (Series 2005B), 5.125%, 05/15/2025	230,410
1,000,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2022	1,143,020
1,800,000		Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Improvement Revenue Bonds (Series 2005A), 5.125%, 07/01/2035	1,678,446
500,000		Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Revenue Refunding Bonds, 5.500%, 07/01/2021	505,985
3,525,000		Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.250%, (United States Treasury PRF 12/1/2016@100), 12/01/2028	4,089,423
1,000,000		Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,036,370
500,000		Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds, 5.500%, 12/01/2021	532,640
1,010,000		Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds, 5.500%, 12/01/2022	1,074,206
1,000,000		Ohio State Higher Educational Facilities Commission, (Mount Union College), Revenue Bonds, 5.250%, 10/01/2026	1,045,960
540,000		Parma, OH, (Parma Community General Hospital Association), Hospital Improvement and Refunding Revenue Bonds, 5.375%, (United States Treasury PRF 11/1/2008@101), 11/01/2029	558,349
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	452,772
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	381,233
		TOTAL	22,901,228
		Oklahoma--0.3%
2,000,000		Oklahoma County, OK Finance Authority, (Concordia Life Care Community), Retirement Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2038	1,887,620
515,000		Oklahoma State Industries Authority, (Oklahoma Med Resh Foundation), Revenue Bonds, 5.250%, (AMBAC INS), 02/01/2021	536,578
		TOTAL	2,424,198
		Pennsylvania--3.5%
500,000		Allegheny County, PA HDA, (West Penn Allegheny Health System), Health System Revenue Bonds (Series 2000B), 9.250%, (United States Treasury PRF 11/15/2010@102), 11/15/2030	598,915
300,000		Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	300,234
500,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.500%, 12/01/2029	500,690
600,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.600%, 09/01/2030	601,020
1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,330,693
85,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (MBIA Insurance Corp. INS), 11/01/2022	87,232
415,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (United States Treasury PRF 11/1/2012@100), 11/01/2022	459,081
2,250,000		Allegheny County, PA, Refunding UT GO Notes (C-59B), (FSA INS), 3.840%, 11/01/2026	2,042,775
850,000		Bucks County, PA IDA, (Ann's Choice, Inc.), Retirement Community Revenue Bonds (Series 2005A), 6.250%, 01/01/2035	844,467
2,975,000		Burrell, PA School District, UT GO Bonds (Series 2005A), 5.000%, (FSA INS), 07/15/2025	3,138,595
187,000		Crawford County, PA Hospital Authority, (Wesbury United Methodist Community Obligated Group), Senior Living Facilities Revenue Bonds, 5.900%, 08/15/2009	187,065
1,100,000		Cumberland County, PA Municipal Authority, (Presbyterian Homes, Inc.), 5.000%, (Radian Asset Assurance INS), 12/01/2020	1,135,167
250,000		Delaware County, PA Authority, (Neumann College), College Revenue Refunding Bonds (Series 1998A), 5.375%, 10/01/2018	251,485
1,000,000		Lancaster County, PA Hospital Authority, (Lancaster General Hospital), Revenue Bonds, 5.500%, (United States Treasury PRF 9/15/2013@100), 03/15/2026	1,139,300
4,000,000		Lancaster, PA Higher Education Authority, (Franklin & Marshall College), College Revenue Bonds, 5.000%, 04/15/2021	4,237,040
1,000,000		Lehigh County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds, 5.375%, (United States Treasury PRF 8/15/2013@100), 08/15/2033	1,126,770
500,000		Montgomery County, PA IDA, (Whitemarsh Continuing Care Retirement Community), Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.250%, 02/01/2035	496,775
250,000		Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance INS), 11/01/2026	251,595
4,000,000		Pennsylvania State Higher Education Facilities Authority, (Foundation for Indiana University of Pennsylvania), Revenue Bonds (Series 2007A), (XL Capital Assurance Inc. INS), 3.818%, 07/01/2039	3,188,200
1,000,000		Pennsylvania State Higher Education Facilities Authority, (LaSalle University), Revenue Bonds, 5.250%, 05/01/2023	1,021,050
500,000		Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance INS), 11/01/2022	522,985
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System Revenue Bonds (Series A), 6.250%, 01/15/2018	548,415
1,000,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series 2001A), 6.000%, 01/15/2022	1,076,580
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds, Series A, 6.000%, 01/15/2031	535,955
250,000		Pennsylvania State Higher Education Facilities Authority, (Ursinus College), Revenue Bonds, 5.250%, (Radian Asset Assurance INS), 01/01/2027	253,515
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	493,780
1,500,000		St. Mary Hospital Authority, PA, (Catholic Health East), Health System Revenue Bonds (Series 2004B), 5.375%, (United States Treasury PRF 11/15/2014@100), 11/15/2034	1,715,100
500,000		Westmoreland County, PA IDA, (Redstone Presbyterian Seniorcare Obligated Group), Retirement Community Revenue Bonds (Series 2005A), 5.750%, 01/01/2026	478,175
		TOTAL	28,562,654
		Rhode Island--0.3%
2,500,000		Rhode Island State Health and Educational Building Corp., (Brown University), Higher Education Facilities Revenue Bonds (Series 2007), 5.000%, 09/01/2037	2,600,300
		South Carolina--1.6%
3,000,000		Kershaw County, SC Public Schools Foundation, (Kershaw County, SC School District), Installment Purchase Revenue Bonds (Series 2006), 5.000%, (CDC IXIS Financial Guaranty N.A. INS), 12/01/2028	3,018,960
825,000		Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	703,774
1,445,000		Lexington County, SC Health Services District, Inc., (Lexington Medical Center), Refunding & Improvement Hospital Revenue Bonds, 5.750%, (United States Treasury PRF 11/1/2013@100), 11/01/2028	1,662,675
1,745,000		Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), 5.375%, (FGIC INS), 06/01/2020	1,907,250
1,000,000		Newberry County, SC, (Newberry Community Memorial Hospital), Special Source Refunding Revenue Bonds, 5.250%, (Radian Asset Assurance INS), 12/01/2029	1,008,230
60,000		South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, Series 2002A, 5.500%, (United States Treasury PRF 11/15/2012@100), 11/15/2023	67,477
215,000		South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, (Series 2002A), 5.500%, 11/15/2023	222,843
325,000		South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, (United States Treasury PRF 11/15/2012@100), 11/15/2030	367,312
1,230,000		South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, 11/15/2030	1,260,172
2,000,000	[1]	South Carolina Jobs-EDA, (Palmetto Health Alliance), RITES (PA-1471), 5.625%, 06/01/2010	1,880,000
1,200,000		South Carolina Jobs-EDA, (Wesley Commons), First Mortgage Health Facilities Refunding Revenue Bonds (Series 2006), 5.300%, 10/01/2036	1,038,756
		TOTAL	13,137,449
		Tennessee--0.3%
2,000,000		Johnson City, TN Health & Education Facilities Board, (Mountain States Health Alliance), Hospital First Mortgage Revenue Bonds (Series 2006A), 5.500%, 07/01/2031	1,971,420
365,000		Knox County, TN Health Education & Housing Facilities Board, (Baptist Health System of East Tennessee), Hospital Facilities Revenue Bonds, 6.500%, 04/15/2031	377,622
		TOTAL	2,349,042
		Texas--5.2%
1,545,000		Bexar County, Health Facilities Development Corp., (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	1,431,875
1,000,000		Canyon, TX ISD, Refunding & Improvement UT GO Bonds (Series 2002A), 5.375%, (United States Treasury PRF 2/15/2013@100), 02/15/2024	1,124,370
6,625,000		Comal, TX ISD, School Building UT GO Bonds, 5.000%, (GTD by PSFG), 02/01/2031	6,794,004
2,655,000		Dallas, TX ISD, Refunding Building UT GO Bonds (Series 2004A), 5.000%, (GTD by PSFG), 08/15/2029	2,752,253
1,000,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	1,033,510
1,835,000		Galveston County, TX, LT GO Bonds (Series 2003C), 5.250%, (AMBAC INS), (PRF 2/1/2013@100), 02/01/2021	2,045,676
1,000,000		HFDC of Central Texas, Inc., (Legacy at Willow Bend), Retirement Facility Revenue Bonds (Series 2006A), 5.750%, 11/01/2036	915,540
1,000,000		Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, 5.000%, (FGIC INS), 08/15/2027	1,022,350
1,000,000		Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2003C), 5.250%, (AMBAC INS), 05/15/2018	1,078,260
200,000		Matagorda County, TX Navigation District No. 1, (CenterPoint Energy Houston Electric LLC), Collateralized Refunding Revenue Bonds, 5.600%, 03/01/2027	200,452
1,125,000		Mesquite, TX Health Facilities Development Corp., (Christian Care Centers, Inc.), Retirement Facility Revenue Bonds (Series 2005), 5.625%, 02/15/2035	1,064,565
500,000		North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022	518,690
1,250,000		North Central Texas HFDC, (Northwest Senior Housing Corp. Edgemere Project), Retirement Facility Revenue Bonds (Series 1999), 7.500%, (United States Treasury PRF 11/15/2009@102), 11/15/2029	1,386,625
750,000		Port of Corpus Christi, TX IDC, (Valero Energy Corp.), Revenue Refunding Bonds (Series C), 5.400%, 04/01/2018	750,548
250,000		Sabine River Authority, TX, (Texas Competitive Electric Holdings Co. LLC), PCR Refunding Bonds (Series 2003B), 6.150%, 08/01/2022	234,510
1,000,000		San Leanna, TX Education Facilities Corp., (Saint Edward's University), Higher Education Revenue Bonds (Series 2007), 5.125%, 06/01/2027	996,890
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	1,910,880
1,100,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Northwest Senior Housing Corp. Edgemere Project), Revenue Bonds, Series 2006A, 6.000%, 11/15/2036	1,074,843
3,400,000		Texas State Transportation Commission, (Texas State), Mobility Fund Bonds (Series 2005A), 5.000%, 04/01/2026	3,555,924
8,050,000		Texas State Transportation Commission, State Highway Fund First Tier Revenue Bonds (Series 2007), 5.000%, 04/01/2026	8,497,741
715,000		Travis County, TX Health Facilities Development Corp., (Querencia at Barton Creek), Retirement Facility Revenue Bonds, 5.650%, 11/15/2035	662,233
2,970,000		Wharton, TX ISD, School Building UT GO Bonds, 5.000%, (GTD by PSFG), 02/15/2032	3,055,091
		TOTAL	42,106,830
		Utah--0.9%
1,475,000		Utah State Board of Regents, (Utah State University), Revenue Bonds (Series 2004), 5.250%, (United States Treasury PRF 4/1/2014@100), 04/01/2020	1,670,275
5,000,000		Utah State Transit Authority, Sales Tax Revenue Bonds (Series 2002A), 5.000%, (United States Treasury PRF 12/15/2012@100), 06/15/2032	5,531,450
		TOTAL	7,201,725
		Virginia--0.8%
4,485,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (PRF 6/1/2015@100), 06/01/2037	5,229,600
1,170,000		Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,201,368
		TOTAL	6,430,968
		Washington--3.9%
5,000,000		Douglas County, WA Public Utility District No. 001, Refunding Revenue Bonds (Series 2005B), 5.000%, (FGIC INS), 09/01/2030	5,110,550
9,455,000		Energy Northwest, WA, Columbia Generating Station Revenue Bonds (Series C), 5.000%, 07/01/2024	9,986,276
1,160,000		Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 07/01/2023	1,180,625
500,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue Bonds (Series 2003), 6.000%, 12/01/2018	528,095
1,000,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Revenue Bonds (Series 2005), 5.500%, 12/01/2030	983,320
1,000,000		Skagit County, WA Public Hospital District No. 1, UT GO Bonds (Series 2004: Skagit Valley Hospital), 5.500%, (MBIA Insurance Corp. INS), 12/01/2023	1,102,730
820,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2023	867,462
500,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2022	528,940
1,250,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.625%, 06/01/2032	1,275,950
3,500,000		Washington Health Care Facilities Authority, (Group Health Cooperative), Revenue Bonds, 5.000%, (Radian Asset Assurance INS), 12/01/2036	3,442,005
1,625,000		Washington State Housing Finance Commission, (Skyline at First Hill), Nonprofit Revenue Bonds (Series 2007A), 5.625%, 01/01/2038	1,465,961
5,180,000		Washington State, Motor Vehicle Fuel Tax GO Bonds (Series 2006C), 5.000%, 06/01/2029	5,379,275
		TOTAL	31,851,189
		West Virginia--0.6%
1,000,000		Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	933,710
2,900,000		Pleasants County, WV County Commision, (Allegheny Energy Supply Company LLC), PCR Revenue Refunding Bonds (Series 2007F), 5.250%, 10/15/2037	2,865,345
1,000,000		West Virginia State Hospital Finance Authority, (Camden Clark Memorial Hospital), Hospital Revenue & Improvement Refunding Bonds (Series 2004A), 5.250%, (FSA INS), 02/15/2019	1,071,890
		TOTAL	4,870,945
		Wisconsin--0.4%
160,000		Wisconsin State HEFA, (Beaver Dam Community Hospitals, Inc.), Revenue Bonds (Series 2004A), 6.750%, 08/15/2034	166,318
160,000		Wisconsin State HEFA, (Blood Center of Wisconsin, Inc.), Revenue Bonds (Series 2004), 5.750%, 06/01/2034	164,163
1,000,000		Wisconsin State HEFA, (Fort Healthcare, Inc.), Revenue Bonds (Series 2004), 6.100%, 05/01/2034	1,019,840
750,000		Wisconsin State HEFA, (Marshfield Clinic, WI), Revenue Bonds, Series 2006A, 5.375%, 02/15/2034	732,015
250,000		Wisconsin State HEFA, (Southwest Health Center), Revenue Bonds (Series 2004A), 6.250%, 04/01/2034	247,118
1,400,000		Wisconsin State HEFA, (Vernon Memorial Healthcare, Inc.), Revenue Bonds (Series 2005), 5.250%, 03/01/2035	1,291,808
		TOTAL	3,621,262
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $498,481,368)	500,458,407
		SHORT-TERM MUNICIPALS -- 6.1%[3]
		Alaska--0.0%
100,000		Valdez, AK Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.), (GTD by BP PLC), 1.800%, 2/1/2008	100,000
		Arizona--0.5%
4,000,000		Apache County, AZ IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.), (Bank of New York LOC), 2.170%, 2/6/2008	4,000,000
		District of Columbia--0.4%
3,000,000		District of Columbia, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.), (SunTrust Bank LOC), 2.120%, 2/6/2008	3,000,000
		Missouri--0.2%
1,580,000		Missouri State HEFA, (Series 2005A) Daily VRDNs (St. Louis University), (MBIA Insurance Corp. INS, Bank of New York LIQ), 4.500%, 2/1/2008	1,580,000
		North Carolina--0.3%
1,200,000		Mecklenburg County, NC, (Series 2004B) Weekly VRDNs, (GTD by Landesbank Hessen-Thueringen LIQ), 2.110%, 2/7/2008	1,200,000
1,000,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial), 2.120%, 2/7/2008	1,000,000
		TOTAL	2,200,000
		Ohio--0.3%
2,700,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.), (U.S. Bank, N.A. LOC), 2.200%, 2/7/2008	2,700,000
		Pennsylvania--1.2%
3,200,000		Beaver County, PA IDA, (Series 2006-A) Daily VRDNs (FirstEnergy Nuclear Generation Corp.), (Barclays Bank PLC LOC), 1.850%, 2/1/2008	3,200,000
4,500,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center), (Citizens Bank of Pennsylvania LOC), 1.870%, 2/1/2008	4,500,000
1,800,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia), 1.850%, 2/1/2008	1,800,000
		TOTAL	9,500,000
		Tennessee--2.9%
3,900,000		Blount County, TN Public Building Authority, (Series A-3-A) Daily VRDNs, (Landesbank Baden-Wuerttemberg LIQ, AMBAC INS), 6.000%, 2/1/2008	3,900,000
1,100,000		Sevier County, TN Public Building Authority, (Series II-B-1) Weekly VRDNs (Sevier County Utility District), (AMBAC INS, KBC Bank N.V. LIQ), 3.750%, 2/7/2008	1,100,000
2,000,000		Sevier County, TN Public Building Authority, (Series IV-B-3) Daily VRDNs (Hamblen County, TN), (FSA INS, JPMorgan Chase Bank, N.A. LIQ), 2.200%, 2/1/2008	2,000,000
3,300,000		Sevier County, TN Public Building Authority, (Series IV-C-3) Daily VRDNs (Cleveland, TN), (FSA INS, JPMorgan Chase Bank, N.A. LIQ), 2.200%, 2/1/2008	3,300,000
1,375,000		Sevier County, TN Public Building Authority, (Series IV-D-1) Daily VRDNs (Pigeon Forge, TN), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	1,375,000
1,500,000		Sevier County, TN Public Building Authority, (Series IV-E-1) Daily VRDNs (Pigeon Forge, TN), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	1,500,000
2,200,000		Sevier County, TN Public Building Authority, (Series IV-E-2) Daily VRDNs (Cocke County, TN), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	2,200,000
2,955,000		Sevier County, TN Public Building Authority, (Series IV-E-3) Daily VRDNs (Union City, TN), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	2,955,000
2,500,000		Sevier County, TN Public Building Authority, (Series IV-F-3) Daily VRDNs (Morristown, TN), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	2,500,000
2,000,000		Sevier County, TN Public Building Authority, (Series IV-H-1) Daily VRDNs (Loudon County, TN), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 6.000%, 2/1/2008	2,000,000
1,000,000		Sevier County, TN Public Building Authority, (Series VI-F-2) Daily VRDNs (Warren County, TN), (XL Capital Assurance Inc. INS, DePfa Bank PLC LIQ), 6.000%, 2/1/2008	1,000,000
		TOTAL	23,830,000
		Texas--0.3%
2,450,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital), 1.900%, 2/1/2008	2,450,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	49,360,000
		TOTAL INVESTMENTS – 99.0% (IDENTIFIED COST $793,274,570)[4]	802,180,225
		OTHER ASSETS AND LIABILITIES – NET – 1.0%[5]	7,968,592
		TOTAL NET ASSETS – 100%	$810,148,817

At January 31, 2008, the Fund had the following open swap contract:

Interest Rate Swap Counterparty	Buy/Sell	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation
Citigroup Global Markets, Inc.	Sell	3.78%	4/22/2038	$20,000,000	$(7,254)

At January 31, 2008, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2008, these restricted securities amounted to $12,720,525, which represented 1.6% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2008, these liquid restricted securities amounted to $4,654,555, which represented 0.6% of total net assets.

3	Current rate and next reset date shown for Variable Rate Demand Notes.
4
At January 31, 2008, the cost of investments for federal tax purposes was $793,269,168. The net unrealized appreciation of investments for federal tax purposes was 8,911,057. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,181,539 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,270,482.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
Alachua County, FL Health Facilities Authority, (Shands Teaching Hospital and Clinics, Inc.), RITES (PA-1472), 6.450%, 12/01/2037	4/4/2007	$1,751,028
California Statewide Communities Development Authority, (Thomas Jefferson School of Law), Refunding Revenue Bonds (Series 2005B), 4.875%, 10/01/2031	9/4/2007	$1,215,506
Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034	12/23/2004	$1,280,554
Huntsville, AL Health Care Authority, (Huntsville Hospital ), RITES (PA-1466), 4.070%, 06/01/2032	4/2/2007	$1,185,000
New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%, 03/01/2035	3/15/2005	$2,500,000
South Carolina Jobs-EDA, (Palmetto Health Alliance), RITES (PA-1471), 5.625%, 08/01/2039	4/3/2007	$2,000,000

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
INS	--Insured
ISD	--Independent School District
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
Q-SBLF	--Qualified State Bond Loan Fund
RITES	--Residual Interest Tax-Exempt Securities
SID	--Special Improvement District
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Income Securities Trust

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date                      March 20, 2008

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 20, 2008